Cover Page	Oct. 30, 2019
Cover page.
Document Type	8-K
Document Period End Date	Oct. 30, 2019
Entity Registrant Name	CYRUSONE INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-35789
Entity Tax Identification Number	46-0691837
Entity Address, Address Line One	2101 Cedar Springs Road
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	972
Local Phone Number	350-0060
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	CONE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001553023
Amendment Flag	false